Supplementary cash flow disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Trade and other receivables	$ (19,714)	$ 4,154
Inventory	(840)	(1,197)
Prepaid expenses	(3,771)	(3,476)
Contract assets	(1,769)	(1,720)
Trade and other payables	24,266	24,951
Other current and non-current liabilities	(9,053)	(1,380)
Changes in non-cash working capital items	(10,881)	21,332
Interest received	$ 10,753	$ 272